INVENTORIES	12 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 3 - INVENTORIES Components of inventories are as follows:

	June 30,
	2022	2023
Raw materials	$53,304	$56,354
Work in progress	16,026	26,545
Finished goods	21,913	28,735

	$91,243	$111,634